Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	Useful life	December 31, 2022	December 31, 2021
Office equipment and furniture	3 - 5 Years	$155,062	$166,979
Leasehold improvement	The lesser of remaining lease term or 2 - 3 Years	84,549	92,358
Software	1 - 3 Years	11,917	13,018
Finance lease right-of-use asset	4 Years	152,859	165,242
		404,387	437,597
Less: accumulated depreciation		(219,964)	(170,164)
		$184,423	$267,433